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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-04933 .

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

 (Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 338-3383 .

Date of fiscal year end:  June 30 .

Date of reporting period:  7/1/08 to 12/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2008 IS ATTACHED BELOW.

PFM Funds

Semi-Annual Report

December 31, 2008

     table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER
4	FINANCIAL HIGHLIGHTS
7	STATEMENTS OF NET ASSETS
12	STATEMENTS OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
27	INFORMATION ABOUT FUND EXPENSES

For further information on the PFM Funds, call
1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2008 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER

We are pleased to present the Semi-Annual Report for the PFM Funds (the “Trust”) for the period ended December 31, 2008.  The past six months have shown dramatic change, both with the Trust’s Prime Series and Government Series (the “Funds”) and in the financial markets.

Restructuring and Participation in the U.S. Treasury Guarantee Program
On September 29, 2008, Commonwealth Cash Reserve Fund, Inc. converted from a Virginia corporation to a Virginia business trust and was renamed “PFM Funds”. In addition, Prime Series acquired the assets of CCRF Prime Portfolio and changes were made in the classes of shares offered by Prime Series. Further, the Funds acquired the assets of three series of the Cadre Institutional Investors Trust. This is the first published shareholder report following these combinations and reflects the results of these structural changes.

In October 2008, the Funds opted to participate in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds.  This program guarantees share amounts held by investors in the Funds as of the close of business on September 19, 2008, subject to certain conditions and limitations.   The initial term of this coverage expired on December 18, 2008, but the Funds renewed their participation in this program through April 30, 2009.

Financial Markets
In addition, 2008 will be remembered as one of the most tumultuous years in history for both the financial markets and the broader U.S. economy. Radical changes in the investment landscape and the abrupt demise of several large financial institutions placed renewed emphasis on the importance of assessing market risks and opportunities. We are pleased to report that we were successful in preserving the safety of the Funds at all times, avoiding the credit and liquidity issues that ensnared many other institutional investors, while also producing a competitive yield for investors.

The housing and mortgage collapse, already obvious in the latter half of 2007, continued to worsen in 2008, eventually developing into a full-blown crisis in credit and short-term funding markets. As home values plummeted and default and delinquency rates soared, the value of securities backed by mortgages and consumer debt was sharply impaired.

This precipitous decline impacted not only investors, but also the financial institutions involved in the underwriting and packaging of debt securities and derivatives. As a result, many of the largest financial institutions involved in this market were left severely undercapitalized after billions of dollars of credit losses and write-downs. As these institutions struggled to repair their balance sheets, they were forced to drastically reduce lending to consumers through mortgages, home equity lines of credit, and credit cards.

Credit, which had been the engine driving recent economic growth, stalled. Consumers affected by the increasing scarcity of jobs and the reduction in available credit drastically reduced spending. Consumer confidence hit an all-time low and consumption fell by 3.8% in the third quarter and 3.5% in the fourth quarter. This in turn caused economic growth to turn negative in the second half of 2008. GDP, 71% of which is comprised of consumer spending, shrank in the third and fourth quarters and is expected to contract further for at least the first half of 2009. Unemployment soared to a 16-year high of 7.2% by year-end. In November the National Bureau of Economic Research announced that the U.S. economy had officially been in a recession since December 2007, confirming what most already suspected.

PFM Funds Semi-Annual Report / December 31, 2008  1

As fears of a prolonged recession mounted, stock markets worldwide nosedived. Many financial institutions already starved for capital saw the value of their equity plunge by double digits. By the time markets settled, the financial landscape was drastically altered. Lehman Brothers declared bankruptcy in September, heightening panic in the marketplace. As conditions worsened, Merrill Lynch was acquired by Bank of America and Wachovia by Wells Fargo.

Amid this turmoil, investors flew to the safety and liquidity of U.S. Treasury securities en masse. Heightened demand pushed yields on Treasuries to historic lows, with some Treasury bills briefly trading in negative territory. The flight-to-quality in Treasuries and accompanying decline in yields presented unique challenges to fixed-income investors.

As a result of the mortgage crisis, Fannie Mae and Freddie Mac were placed into conservatorship in September. Despite the explicit commitment of the Federal Government to support these entities, yields on Federal Agency securities remained elevated over those of comparable U.S. Treasury securities. Investing in Federal Agency securities thus offered tremendous value to fixed-income investors with virtually no additional risk.

2008 was characterized by unprecedented government intervention, as the Federal government took action to stabilize financial markets and encourage economic growth. In addition to supporting the Federal Agencies, this included creating the Troubled Asset Relief Program (TARP), by which the Treasury infused billions of dollars into private financial institutions, and the Temporary Liquidity Guarantee Program (TLGP), by which the FDIC increased coverage limits and began guaranteeing new issues of senior, unsecured bank debt. The Federal Reserve also took aggressive action, cutting the Federal Funds target rate from 4.25% at the beginning of the year to an all-time low of 0.00% - 0.25% at year-end.

2  PFM Funds Semi-Annual Report / December 31, 2008

Throughout the turmoil, the Funds maintained their records as secure vehicles for the investment of short-term funds. The safety of underlying investments was never in question, the net asset value of shares remained stable, and the Fund continued to provide competitive yields and liquidity to its investors.

We re-doubled our efforts to monitor credit quality and increased fund liquidity in the third quarter to defend against potential market challenges. By the end of the year, with rates headed to their lows and order returning to the fixed-income marketplace, we cautiously extended maturities to lock in attractive yields, which we expect to produce competitive yields in coming months.

Though interest rates are projected to remain near historic lows during the first half of 2009, the economy should experience an up-turn when the various government stimulus programs begin to take effect, perhaps during the latter half of 2009. This could lead to a quick upswing in interest rates. The Funds’ assets are now invested with this possibility in mind. At all times, PFM will manage the Fund with prudence, putting first priority on the safety and liquidity of all underlying investments and producing yields that keep pace with those of other high-quality, short-term investments. We will continue our practice of disciplined, rigorous credit and counterparty analysis and prudent risk management.

We look forward to continuing to work with shareholders to develop and implement effective investment strategies to meet their investment objectives.

Respectfully,

PFM Asset Management LLC
February 3, 2009

PFM Funds Semi-Annual Report / December 31, 2008  3

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Six Months
	Ended
	December 31,		Year Ended June 30,
	2008(2)		2008	2007	2006	2005(1)		2004(1)
Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income From Investment
Operations
Net Investment Income	0.013		0.044	0.053	0.042	0.020	(3)	0.010	(3)
Total From Operations	0.013		0.044	0.053	0.042	0.020		0.010
Less: Distributions
Net Investment Income	(0.013)		(0.044)	(0.053)	(0.042)	(0.020	)(3)	(0.010	)(3)
Total Distributions	(0.013)		(0.044)	(0.053)	(0.042)	(0.020)		(0.010)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total Return	1.26%		4.48%	5.41%	4.25%	2.12%		1.06%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,506,196		$3,622,501	$3,434,029	$2,737,201	$1,900,619		$1,774,652
Ratio of Expenses to Average
Net Assets	0.11	%(4)	0.08%	0.08%	0.07%	0.13%		0.08%
Ratio of Expenses to Average Net
Assets Before Fee Waivers	0.12	%(4)	0.08%	0.08%	0.08%	0.13%		0.09%
Ratio of Net Investment Income
to Average Net Assets	2.48	%(4)	4.39%	5.28%	4.25%	2.09%		1.05%
Ratio of Net Investment Income
to Average Net Assets
Before Fee Waivers	2.47	%(4)	4.39%	5.28%	4.24%	2.09%		1.04%

(1)
Effective September 17, 2004, the assets of Evergreen Select Money Market Trust – SNAP Fund Series were acquired by SNAP® Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Fund – SNAP Fund Series. PFM Asset Management LLC assumed responsibility as investment advisor on that date.

(2)	On September 29, 2008, the SNAP® Fund was renamed Prime Series and shares of the SNAP® Fund became shares of the SNAP Fund Class of Prime Series.
(3)	Includes net realized capital gains and losses, if any, which were less than $0.005 per share.
(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

4  PFM Funds Semi-Annual Report / December 31, 2008

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period

Prime Series - Institutional, IllinoisPrime and
Cash Management Classes

	September 29, 2008(1) through December 31, 2008
	Institutional		IllinoisPrime		Cash Management
	Class		Class		Class
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000
Income From Investment Operations
Net Investment Income	0.006		0.006		0.003
Total From Operations	0.006		0.006		0.003
Less: Distributions
Net Investment Income	(0.006)		(0.006)		(0.003)
Total Distributions	(0.006)		(0.006)		(0.003)
Net Asset Value, End of Period	$1.000		$1.000		$1.000
Total Return	0.58%		0.57%		0.31%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$824,291		$3,302		$26,617
Ratio of Expenses to Average
Net Assets	0.22	%(2)	0.25	%(2)	1.22	%(2)
Ratio of Expenses to Average Net Assets
Before Fee Waivers	0.23	%(2)	0.27	%(2)	1.22	%(2)
Ratio of Net Investment Income to
Average Net Assets	2.19	%(2)	2.25	%(2)	1.24	%(2)
Ratio of Net Investment Income to
Average Net Assets Before
Fee Waivers	2.18	%(2)	2.23	%(2)	1.24	%(2)

(1)
The Institutional, IllinoisPrime and Cash Management Classes of Prime Series commenced operations on September 29, 2008, when the assets of the CCRF Prime Portfolio, Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series were acquired by Prime Series. The historical performance of those funds did not carry forward.

(2)	Annualized.
The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report / December 31, 2008  5

FINANCIAL HIGHLIGHTS (UNAUDITED)

For a share outstanding throughout each period(1)

Government Series

	Six Months		Nine Months
	Ended		Ended
	December 31,		June 30,		Year Ended September 30,
	2008		2008		2007	2006	2005	2004	2003
Net Asset Value,
Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment
Operations
Net Investment Income	0.009		0.026		0.051	0.044	0.024	0.009	0.010
Total From Operations	0.009		0.026		0.051	0.044	0.024	0.009	0.010
Less: Distributions
Net Investment Income	(0.009)		(0.026)		(0.051)	(0.044)	(0.024)	(0.009)	(0.010)
Total Distributions	(0.009)		(0.026)		(0.051)	(0.044)	(0.024)	(0.009)	(0.010)
Net Asset Value,
End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.91%		2.63%		5.19%	4.45%	2.41%	0.89%	1.01%
Ratios/Supplemental Data
Net Assets, End of
Period (000)	$190,467		$167,377		$303,089	$149,561	$145,135	$133,688	$179,348
Ratio of Expenses to
Average Net Assets(2)	0.30	%(3)	0.28	%(3)	0.27%	0.32%	0.29%	0.29%	0.27%
Ratio of Expenses to Average
Net Assets Before
Fee Waivers(2)	0.32	%(3)	0.28	%(3)	0.27%	0.32%	0.29%	0.30%	0.33%
Ratio of Net Investment
Income to Average
Net Assets	1.78	%(3)	3.52	%(3)	5.07%	4.37%	2.38%	0.87%	0.97%
Ratio of Net Investment
Income to Average
Net Assets
Before Fee Waivers	1.76	%(3)	3.52	%(3)	5.07%	4.37%	2.38%	0.86%	0.91%

(1)
On September 29, 2008, Government Series, which was formerly known as the CCRF Federal Portfolio, acquired the assets of the Cadre Reserve Fund – U.S. Government Series, a series of Cadre Institutional Investors Trust. Cadre Reserve Fund – U.S. Government Series was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Reserve Fund – U.S. Government Series. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Reserve Fund – U.S. Government Series from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Reserve Fund – U.S. Government Series pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for the Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Reserve Fund – U.S. Government Series.

(3)	Annualized.
The accompanying notes are an integral part of these financial statements.

6  PFM Funds Semi-Annual Report / December 31, 2008

STATEMENT OF NET ASSETS (UNAUDITED)

Prime Series
December 31, 2008

			Face
			Amount	Value
Bankers’ Acceptances (2.8%)
Bank of America
1.00%		1/5/09	$2,888,000	$2,887,679
0.35%		1/16/09	10,000,000	9,998,542
1.00%		2/6/09	10,000,000	9,990,000
1.76%		2/19/09	50,000,000	49,880,903
1.76%		2/23/09	5,641,000	5,626,467
1.71%		3/2/09	43,534,000	43,410,654
Total Bankers Acceptances				121,794,245

Certificates of Deposit (18.1%)
Barclays Bank (NY)
2.14%		1/20/09	10,000,000	10,000,000
0.99	%(1)	2/20/09	95,000,000	95,000,000
2.10%		3/9/09	10,000,000	10,000,000
BNP Paribas (NY)
2.37%		1/5/09	50,000,000	50,000,000
2.32%		1/5/09	35,000,000	35,000,000
2.08%		1/20/09	10,000,000	10,000,000
1.88%		3/5/09	10,000,000	10,000,000
1.37%		3/16/09	85,000,000	85,000,000
Calyon (NY)
1.65%		3/16/09	85,000,000	85,000,000
1.35%		3/23/09	118,000,000	118,000,000
Royal Bank of Canada (NY)
0.69%		1/5/09	10,000,000	10,000,000
1.80%		2/20/09	100,000,000	100,000,000
Societe Generale (NY)
2.95%		1/5/09	50,000,000	50,001,012
Toronto Dominion (NY)
1.00%		1/5/09	60,000,000	60,000,000
1.75%		1/16/09	60,000,000	60,000,000
Total Certificates of Deposit				788,001,012

Commercial Paper (27.1%)
Barclays US Funding LLC
2.35%		2/26/09	5,000,000	4,981,839
1.85%		3/12/09	10,000,000	9,964,222
BNP Paribas Finance, Inc.
1.66%		3/10/09	10,000,000	9,968,833
Calyon North America, Inc.
1.82%		3/10/09	10,000,000	9,965,717
1.34%		3/23/09	5,000,000	4,984,981
Chevron Corporation
0.85%		1/20/09	90,000,000	89,964,375
CitiGroup Funding, Inc.
1.90%		1/5/09	90,000,000	89,981,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report / December 31, 2008  7

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series
December 31, 2008

		Face
		Amount	Value
Danske Corp.
1.71%	1/20/09	$20,000,000	$19,978,889
0.75%	1/23/09	40,345,000	40,288,293
1.55%	2/9/09	50,000,000	49,887,875
2.19%	3/5/09	10,000,000	9,961,850
1.80%	3/12/09	83,000,000	82,711,114
1.76%	3/16/09	10,000,000	9,964,028
1.20%	3/24/09	5,000,000	4,986,333
HSBC Finance Corp
0.60%	1/5/09	100,000,000	99,993,333
JP Morgan Chase
1.25%	1/5/09	5,000,000	4,999,306
2.01%	1/30/09	50,000,000	49,937,569
2.31%	2/2/09	65,000,000	64,907,556
Nordea North America, Inc.
2.01%	2/17/09	100,000,000	99,721,917
2.11%	2/24/09	10,000,000	9,968,500
2.14%	3/2/09	10,000,000	9,964,583
1.25%	3/9/09	10,000,000	9,976,736
Societe Generale (NY)
2.10%	2/20/09	20,000,000	19,937,500
1.84%	3/5/09	16,239,000	16,186,972
2.00%	3/6/09	15,000,000	14,946,933
0.86%	3/23/09	75,000,000	74,854,875
0.87%	3/24/09	10,000,000	9,980,183
Svenska Handelsbanken (NY)
1.60%	2/10/09	40,000,000	39,911,111
2.08%	2/12/09	70,000,000	69,829,667
2.09%	3/2/09	10,000,000	9,965,333
1.96%	3/10/09	10,000,000	9,963,167
Toyota Motor Credit
2.41%	1/7/09	100,000,000	99,960,000
2.26%	3/5/09	11,000,000	10,956,688
2.06%	3/10/09	19,000,000	18,926,428
Total Commercial Paper			1,182,477,706
Commercial Paper Guaranteed Under Temporary
Liquidity Guarantee Program (2.4%)
CitiGroup Funding, Inc.
0.85%	1/8/09	35,000,000	34,994,215
General Electric Capital Corp.
1.71%	1/16/09	50,000,000	49,964,583
1.61%	3/2/09	20,000,000	19,946,667
Total Commercial Paper Guaranteed Under
Temporary Liquidity Guarantee Program			104,905,465
Corporate Notes (0.5%)
Goldman Sachs Group, Inc.
3.75%	5/15/09	3,000,000	3,031,032
4.16%	7/23/09	20,225,000	20,163,328
Total Corporate Notes			23,194,360

The accompanying notes are an integral part of these financial statements.

8  PFM Funds Semi-Annual Report / December 31, 2008

STATEMENT OF NET ASSETS  (CONTINUED)

Prime Series
December 31, 2008

			Face
			Amount	Value
U.S. Government & Agency Obligations (43.6%)
Fannie Mae Discount Notes
2.75%		2/11/09	$14,500,000	$14,455,247
0.80%		2/17/09	50,000,000	49,947,778
1.00%		3/16/09	8,554,000	8,536,417
Fannie Mae Mortgage-Backed Security Discount Notes
2.89%		1/2/09	32,525,100	32,522,525
2.97%		2/2/09	100,000,000	99,737,778
1.97%		3/2/09	50,000,000	49,836,667
0.65%		7/1/09	70,000,000	69,772,500
Fannie Mae Notes
2.75%		8/15/09	10,000,000	10,160,024
Federal Farm Credit Bank Notes
0.32	%(1)	1/23/09	20,000,000	20,000,000
0.84	%(1)	12/22/09	25,000,000	25,000,000
Federal Home Loan Bank Discount Notes
3.02%		1/5/09	50,000,000	49,983,333
3.02%		1/6/09	50,000,000	49,979,167
3.13%		2/2/09	50,000,000	49,862,222
2.53%		4/14/09	25,000,000	24,821,180
3.05%		4/20/09	25,000,000	24,772,917
3.05%		4/21/09	200,000,000	198,166,667
3.05%		4/22/09	75,000,000	74,306,250
2.97%		4/30/09	47,164,000	46,707,204
1.82%		5/13/09	14,000,000	13,907,600
2.72%		10/27/09	15,000,000	14,669,854
0.86%		12/24/09	10,000,000	9,915,708
Federal Home Loan Bank Notes
0.62	%(1)	2/12/09	30,000,000	29,948,812
0.86	%(1)	2/17/09	5,000,000	5,000,000
0.27	%(1)	2/19/09	80,000,000	80,000,000
1.98	%(1)	2/27/09	100,000,000	100,034,898
2.90%		2/27/09	25,000,000	25,000,000
2.62%		3/13/09	35,000,000	35,177,907
0.30	%(1)	3/18/09	30,000,000	30,000,000
0.85%		3/26/09	100,000,000	100,273,488
0.39	%(1)	4/24/09	65,000,000	65,000,000
2.69	%(1)	5/5/09	50,000,000	50,006,881
2.27%		5/5/09	40,000,000	40,040,181
1.92%		9/11/09	10,000,000	10,167,765
2.08%		9/11/09	16,825,000	17,189,894
1.86%		10/2/09	25,000,000	25,259,683
4.11	%(1)	10/5/09	50,000,000	50,000,000
3.02%		10/9/09	20,000,000	20,222,023
0.93%		12/11/09	39,350,000	40,849,169
Freddie Mac Discount Notes
2.62%		2/18/09	25,000,000	24,913,334
1.74%		3/20/09	50,000,000	49,812,592
2.74%		3/30/09	45,000,000	44,703,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report / December 31, 2008  9

STATEMENT OF NET ASSETS (CONTINUED)

Prime Series
December 31, 2008

			Face
			Amount	Value
Freddie Mac Notes
2.35%		1/16/09	$20,000,000	$20,021,327
1.78	%(1)	4/7/09	45,000,000	45,000,000
0.40	%(1)	9/28/09	40,000,000	39,909,640
1.16%		11/30/09	14,655,000	15,047,471
Total U.S. Government & Agency Obligations				1,900,639,103
Repurchase Agreements (5.8%)
Deutsche Bank
0.10%		1/2/09	12,700,000	12,700,000
(Dated 12/31/08, repurchase price $12,700,071, collateralized by Freddie Mac securities, 7%, maturing 8/1/38, market value
$12,954,001)
Goldman Sachs
0.05%		1/2/09	40,000,000	40,000,000
(Dated 12/31/08, repurchase price $40,000,111, collateralized by Fannie Mae securities, 5% to 9%, maturing 4/1/13 to 4/1/38, market value $8,639,536; and by Freddie Mac securities,
4% to 8.5%, maturing 11/1/13 to 12/1/38, market value
$32,160,465)
1.05%		1/13/09	200,000,000	200,000,000
(Dated 12/11/08, repurchase price $200,192,500,
collateralized by Fannie Mae securities, 5% to 6%, maturing
12/1/18 to 5/1/36, market value $46,280,125; and by
Freddie Mac securities, 4.5% to 6.5%, maturing
1/1/18 to 12/1/38, market value $157,719,875)
Total Repurchase Agreements				252,700,000
Total Investments (100.3%)				4,373,711,891
Other Liabilities in Excess of Other Assets (-0.3%)				(13,306,361)
Net Assets (100.0%)				$4,360,405,530
Net Assets Consists of:
SNAP Fund Class Shares (applicable to 3,506,195,709 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)				3,506,195,709
Institutional Class Shares (applicable to 824,291,172 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)				824,291,172
IllinoisPrime Class Shares (applicable to 3,301,559 outstanding shares of beneficial interest; unlimited shares authorized; no par
value; equivalent to $1.00 per share)				3,301,559
Cash Management Class Shares (applicable to 26,617,090
outstanding shares of beneficial interest (unlimited shares
authorized; no par value; equivalent to $1.00 per share)				26,617,090
(1) Floating Rate Note, rate shown is that which was in effect at December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10  PFM Funds Semi-Annual Report / December 31, 2008

STATEMENT OF NET ASSETS (UNAUDITED)

Government Series
December 31, 2008

			Face
			Amount	Value
U.S. Government & Agency Obligations (86.3%)
Fannie Mae Discount Notes
2.77%		1/12/09	$10,000,000	$9,991,628
Fannie Mae Mortgage-Backed Security Discount Notes
2.97%		2/2/09	20,000,000	19,947,556
1.56%		3/2/09	10,000,000	9,974,167
Fannie Mae Notes
0.41%		4/15/09	2,400,000	2,430,635
1.31%		12/15/09	5,000,000	5,156,365
Federal Farm Credit Bank Notes
0.84	%(1)	12/22/09	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes
2.94%		4/14/09	5,058,000	5,016,033
2.95%		4/28/09	2,289,000	2,267,426
1.82%		5/13/09	2,000,000	1,986,800
2.13%		5/27/09	5,000,000	4,957,397
Federal Home Loan Bank Notes
0.74%		1/5/09	7,500,000	7,501,250
0.67%		1/9/09	11,100,000	11,103,286
2.17	%(1)	2/11/09	1,250,000	1,251,658
0.27	%(1)	2/19/09	7,000,000	7,000,000
0.30	%(1)	3/18/09	13,000,000	13,000,000
1.18%		4/21/09	650,000	652,625
2.43%		4/29/09	5,000,000	4,999,302
2.69	%(1)	5/5/09	6,000,000	6,000,834
Freddie Mac Discount Notes
2.62%		2/18/09	20,000,000	19,930,666
Freddie Mac Notes
1.33%		2/17/09	3,150,000	3,164,108
1.78	%(1)	4/7/09	5,000,000	5,000,000
1.52%		6/11/09	1,150,000	1,167,594
1.97%		9/15/09	2,870,000	2,962,803
2.02%		9/22/09	3,019,000	3,061,672
1.15%		11/18/09	2,025,000	2,077,396
0.96%		12/15/09	1,950,000	2,006,057
Freddie Mac Notes (Callable)
2.60%		5/20/09	1,700,000	1,700,000
Total U.S. Government & Agency Obligations				164,307,258

Repurchase Agreements (13.3%)
Deutsche Bank
0.10%		1/2/09	5,430,000	5,430,000
(Dated 12/31/08, repurchase price $5,430,030, collateralized by Freddie Mac securities, 7%, maturing 8/1/38, market
value $5,538,600)
The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report / December 31, 2008  11

STATEMENT OF NET ASSETS (CONTINUED)

Government Series
December 31, 2008

Face
Amount	Value
Goldman Sachs
1.05%	1/13/09	$20,000,000	$20,000,000
(Dated 12/11/08, repurchase price $20,019,250, collateralized by Fannie Mae securities, 4.5% to 8%, maturing 4/1/13 to
5/1/37, market value $5,867,103; and by Freddie Mac
securities, 4% to 9%, maturing 3/1/13 to 10/1/38, market
value $14,532,897)
Total Repurchase Agreements	25,430,000
Total Investments (99.6%)	189,737,258
Other Assets in Excess of Other Liabilities (0.4%)	729,433
Net Assets (100.0%)
Applicable to 190,466,691 outstanding shares of beneficial interest
(unlimited shares authorized; no par value;
equivalent to $1.00 per share)	$190,466,691

(1) Floating Rate Note, rate shown is that which was in effect at December 31, 2008.

STATEMENT OF OPERATIONS (UNAUDITED)

Prime Series
Six Months Ended December 31, 2008

Investment Income
Interest Income	$47,620,049
Expenses
Investment Advisory Fees	1,080,292
Administrative Fees	99,573
Transfer Agent Fees:
SNAP Fund Class	163,725
Institutional Class .	152,211
IllinoisPrime Class	1,542
Cash Management Class	13,766
Custody Fees	79,847
Cash Management Fees:
SNAP Fund Class	37,313
Institutional Class	3,369
IllinoisPrime Class	83
Cash Management Class	71,523
Audit Fees	19,520
Legal Fees	172,659
U.S. Treasury Money Market Guarantee Program Fees	513,739
Other Expenses	20,401
Total Expenses	2,429,563
Less: Investment Advisory and Administrative Fee Waivers	(15,070)
Transfer Agent Fee Waivers:
SNAP Fund Class	(112,002)
Institutional Class	(24,217)
IllinoisPrime Class	(263)
Net Expenses	2,278,011
Net Investment Income	45,342,038
Net Realized Gain on Sale of Investments	73,407
Net Increase in Net Assets Resulting from Operations	$45,415,445

The accompanying notes are an integral part of these financial statements.

12  PFM Funds Semi-Annual Report / December 31, 2008

STATEMENT OF OPERATIONS (UNAUDITED)

Government Series
Six Months Ended December 31, 2008

Investment Income
Investment Income and Expenses from Cadre Institutional Investors
Trust – U.S. Government Money Market Portfolio (See Note A)
Interest Income	$1,222,166
Expenses	60,936
Net Investment Income from Cadre Institutional Investors
Trust – U.S. Government Money Market Portfolio	1,161,230
Interest Income	854,548
Total Investment Income	2,015,778
Expenses
Investment Advisory Fees	34,791
Administrative Fees	55,010
Transfer Agent Fees	69,752
Custody Fees	4,352
Cash Management Fees	4,272
Audit Fees	12,760
Legal Fees	34,311
Insurance Premiums	60,388
Other Expenses	(13,841)
Total Expenses	261,795
Less Fee Waivers and Expenses Reimbursements	(22,168)
Net Expenses	239,627
Net Investment Income	1,776,151
Net Realized Gain on Sale of Investments	9,974
Net Increase in Net Assets Resulting from Operations	$1,786,125

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report / December 31, 2008  13

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Six Months
	Ended
	December 31, 2008	Year Ended
	(Unaudited)	June 30, 2008
IINCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$45,342,038	$141,143,363
Net Realized Gain on Sale of Investments	73,407	222,508
Net Increase in Net Assets	45,415,445	141,365,871
Distributions
Net Investment Income, Net of Net Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(41,565,867)	(141,365,871)
Institutional Class Shares	(3,739,239)
IllinoisPrime Class Shares	(25,015)
Cash Management Class Shares	(85,324)
Total Distributions	(45,415,445)	(141,365,871)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition of
CCRF Prime Portfolio (see Note A):
Institutional Class Shares	413,589,232
IllinoisPrime Class Shares	4,790,279
Shares Issued in Connection with Acquisition of
Cadre Funds (see Note A):
Institutional Class Shares	212,240,679
Cash Management Class Shares	32,805,565
Issued:
SNAP Fund Class Shares	1,444,703,110	2,724,197,473
Institutional Class Shares	1,261,420,554
IllinoisPrime Class Shares	2,518,285
Cash Management Class Shares	1,257,020,990
Redeemed:
SNAP Fund Class Shares	(1,602,573,949)	(2,677,091,547)
Institutional Class Shares	(1,066,698,532)
IllinoisPrime Class Shares	(4,032,020)
Cash Management Class Shares	(1,263,294,789)
Distributions Reinvested:
SNAP Fund Class Shares	41,565,867	141,365,871
Institutional Class Shares	3,739,239
IllinoisPrime Class Shares	25,015
Cash Management Class Shares	85,324
Net Increase from Capital Share Transactions	737,904,849	188,471,797
Total Increase in Net Assets	737,904,849	188,471,797
Net Assets
Beginning of Period	3,622,500,681	3,434,028,884
End of Period	$4,360,405,530	$3,622,500,681

The accompanying notes are an integral part of these financial statements.

14  PFM Funds Semi-Annual Report / December 31, 2008

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Six Months
	Ended	Nine Months	Year
	December 31,	Ended	Ended
	2008	June 30,	September 30,
	(Unaudited)	2008	2007
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$1,776,151	$7,361,419	$14,997,206
Net Realized Gain on Sale of Investments	9,974	17,960	32,835
Net Increase in Net Assets	1,786,125	7,379,379	15,030,041
Distributions
Net Investment Income	(1,776,151)	(7,361,419)	(14,997,206)
Net Realized Gain on Sale of Investments	(9,974)	(17,960)	(32,835)
Total Distributions	(1,786,125)	(7,379,379)	(15,030,041)
Capital Share Transactions (at $1.00 per share)
Shares Issued in Connection with Acquisition of
CCRF Federal Portfolio (see Note A)	12,699,826
Issued	1,548,626,388	1,931,183,348	1,991,736,598
Redeemed	(1,540,022,595)	(2,074,274,995)	(1,853,238,536)
Distributions Reinvested	1,786,125	7,379,379	15,030,041
Net Increase (Decrease) from Capital
Share Transactions	23,089,744	(135,712,268)	153,528,103
Total Increase (Decrease) in Net Assets	23,089,744	(135,712,268)	153,528,103
Net Assets
Beginning of Period	167,376,947	303,089,215	149,561,112
End of Period	$190,466,691	$167,376,947	$303,089,215

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report / December 31, 2008  15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust offers two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series commenced operations on September 17, 2004 through its purchase of the assets of Evergreen Select Money Market Trust –SNAP Fund Series in the amount of $1,846,930,532. On September 29, 2008, Prime Series acquired the assets and liabilities of CCRF Prime Portfolio, a series of CCRF, in the amount of $418,379,511 (“CCRF Reorganization”) and acquired the assets and liabilities of Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series (each, a “Cadre Fund,” and collectively, the “Cadre Funds”), each a series of Cadre Institutional Investors Trust (the “Cadre Trust”), in the amounts of $212,240,679 and $32,805,565, respectively (“Cadre Money Reorganization”). On September 29, 2008, Government Series acquired the assets and liabilities of the Cadre Reserve Fund – U.S. Government Series, also a series of the Cadre Institutional Investors Trust (“Cadre Trust”), in the amount of $166,624,634 (“Cadre Government Reorganization”). Cadre Reserve Fund – U.S. Government Series (“Cadre Reserve Fund”) was deemed to be the accounting survivor in the Cadre Government Reorganization. Prior to the Cadre Government Reorganization, Cadre Reserve Fund pursued its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (“CIIT Government Portfolio”), also a series of the Cadre Trust. The CIIT Government Portfolio had substantially the same investment objective, policies and restrictions as Cadre Reserve Fund. The CCRF Reorganization, Cadre Money Reorganization and Cadre Government Reorganization were considered tax-free exchanges for federal income tax purposes. The net assets of Government Series prior to the Cadre Government Reorganization were $12,699,826. The net assets of Prime Series prior to the CCRF Reorganization and Cadre Money Regorganization were $3,233,719,108.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Governement Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, and in repurchase agreements secured by U.S. Government Obligations. Government Series invests only U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Governement Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”), IllinoisPrimeSM Class shares (“IllinoisPrime Shares”) and Cash Management Class shares (“Cash Management Shares”). All shares of Government Series are of the same class.

16  PFM Funds Semi-Annual Report / December 31, 2008

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at December 31, 2008. It is each Fund’s policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of the Prime Series, such as transfer agent and cash management fees, are allocated to the class of share to which they relate.

4.
Each Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2008, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

PFM Funds Semi-Annual Report / December 31, 2008  17

C.	FAIR VALUE MEASUREMENTS

Effective July 1, 2008, the Funds adopted FASB Statement No. 157, “Fair Value Measurements” (“Statement 157”). Statement 157 establishes a framework for measuring fair value in GAAP, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements to increase consistency and comparability among fair value estimates used in financial reporting.

Statement 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Statement 157 establishes a three-tier hierarchy of levels for fair value measurements based upon the transparency of inputs to the valuation, as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2 under the Statement 157 hierarchy.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds.

Effective September 29, 2008, fees for investment advisory services provided by PFM to each Fund are calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and .04% of the average daily net assets of each Fund on such assets in excess of $3 billion. Prior to September 29, 2008, fees for investment advisory services provided by PFM to Prime Series were calculated at an annual rate of .08% of the average daily net assets of Prime Series up to $1 billion and .06% of the average daily net assets of Prime Series on such assets in excess of $1 billion.

Prior to September 29, 2008, Government Series pursued its investment objective by investing all of its investable assets in the CIIT Government Portfolio. For any assets of Government Series which were invested in the CIIT Government Portfolio, PFM, in its capacity as investment adviser to the CIIT Government Portfolio, was paid a fee at an annual rate of .06% of the average daily net asset of Government Series invested in the CIIT Government Portfolio. The applicable rate was applied to any assets of Government Series invested in the CIIT Government Portfolio on a daily basis and was paid monthly.

18  PFM Funds Semi-Annual Report / December 31, 2008

Effective September 29, 2008, fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .01% of the average daily net assets of each Fund. PFM charged no separate administrative or transfer agency fees to Prime Series prior to September 29, 2008. Prior to September 29, 2008, PFM was paid an annual fee based on Government Series’ average daily net assets according to the schedule that follows.

Average Net Assets	Administration Fees	Transfer Agent Fees
Up to $250,000,000	0.10%	0.05%
$250,000,001 – $1,000,000,000	0.075%	0.04%
Over $1,000,000,000	0.05%	0.03%

PFM voluntarily waived $173,720 of fees under its investment advisory, administration and transfer agency agreements to reduce the operating expenses of the Funds for the six months ended December 31, 2008.

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) of the 1940 Act, which permits the Institutional and IllinoisPrime Classes of Prime Series and Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed .25% of the Covered Fund’s average daily net asset value in any year.  Any payments made under the Plan shall be made only as determined from time to time by the Board of Trustees of the Trust. For the six month period ended December 31, 2008, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

E.	TERMINATION OF CASH MANAGEMENT CLASS OF PRIME SERIES

On January 29, 2009, the Board of Trustees of the Trust approved the termination of the Cash Management Class of Prime Series (the “Cash Management Class”), effective February 27, 2009, in light of the significant cost associated with banking services provided by the Fund’s custodian in the current low-interest rate environment. From January 29, 2009 forward, shares of the Cash Management Class are only being offered and sold to Cash Management Class accounts established on or before January 29, 2009. All shares of the Cash Management Class outstanding on February 27, 2009 will be canceled by Prime Series and shareholders on such date will be paid the net asset value of the shares by the Fund. Certain banking services provided by the Funds’ custodian to shareholders of the Cash Management Class are available to shareholders of the Institutional Class of Prime Series, but the cost of such services will be borne by the shareholder.

PFM Funds Semi-Annual Report / December 31, 2008  19

F.	GOVERNMENTAL ACCOUNTING STANDARDS

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of December 31, 2008 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Funds may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. governement or agencies or instrumentalities thereof.

As of December 31, 2008, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	Prime Series %	Government Series %
AAA	32.4%	61.0%
A-1+	61.5%	39.0%
A-1	5.6%	–
A	0.5%	–

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at December 31, 2008.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition.

20  PFM Funds Semi-Annual Report / December 31, 2008

Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at December 31, 2008 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

Issuer	Prime Series	Government Series
Federal Home Loan Bank	29.0%	34.7%
Fannie Mae	7.6%	25.0%
Goldman Sachs*	5.9%	10.5%
Freddie Mac	5.4%	21.7%
Federal Farm Credit Bank	<5.0%	5.2%

* This issuer is a counterparty to repurchase agreements entered into by the Funds. These repurchase agreements are collateralized by obligations of the U.S. Government or its agencies or instrumentalities

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

PFM Funds Semi-Annual Report / December 31, 2008  21

The dollar-weighted average maturities of Prime Series and Government Series entire portfolios at December 31, 2008 were 55 days and 58 days, respectively. The value and weighted average maturity of the types of investments of the Funds at December 31, 2008 are as follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Bankers Acceptance	$121,794,245	49 Days	–
Certificates of Deposit	788,001,012	40 Days	–
Corporate Notes	23,194,360	37 Days	–
Commercial Paper	1,182,477,706	38 Days	–
Commercial Paper Guaranteed
Under Temporary Liquidity
Guarantee Program	104,905,465	22 Days	–
U.S. Government Agency Notes	899,309,163	78 Days	$90,235,585	74 Days
U.S. Government Agency
Discount Notes	1,001,329,940	85 Days	74,071,673	56 Days
Repurchase Agreements	252,700,000	2 Days	25,430,000	2 Days
Total	$4,373,711,891		$189,737,258

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

G.	PROXY VOTING RESULTS

At a special meeting (the “Special Meeting”) of shareholders of CCRF was held on September 22, 2008. The Special Meeting, shareholders of CCRF considered proposals to (1) approve a plan of entity conversion pursuant to which CCRF would convert from a Virginia Corporation to a Virginia business trust which would be named PFM Funds (the “Conversion”); (2) elect seven persons to serve as trustees of PFM Funds (the “Election”); and (3) approve an agreement and plan of reorganization pursuant to which substantially all of the assets and liabilities of CCRF Prime Portfolio would be acquired by Prime Series (previously known as SNAP Fund), in exchange for shares of Prime Series (the “CCRF Reorganization”). The Conversion and Election were voted on by all CCRF shareholders, while the CCRF Reorganization was voted on only by shareholders of the CCRF Prime Portfolio.

The number of shares voted on the Conversion proposal is as follows:

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares	Voted
For	3,982,296,256.75	96.7%	99.8%
Against	5,419.67	0.0%	0.0%
Abstain	8,530,506.19	0.2%	0.2%
Total	3,990,832,182.61	96.9%	100.0%

22  PFM Funds Semi-Annual Report / December 31, 2008

The following individuals were nominated to serve as Trustees of PFM Funds: Michael P. Flanagan, Jeffrey A. Laine, Dennis W. Kerns, Brian M. Marcel, Martin P. Margolis, Robert R. Sedivy and Joseph W. White.  Each of these individuals received votes as follows:

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares	Voted
For	3,986,811,786.78	96.8%	99.9%
Withhold Authority	4,020,395.83	0.1%	0.1%
Total	3,990,832,182.61	96.9%	100.0%

The total shares voted by CCRF shareholders on the Conversion and Election proposals are as follows:

Record Total	4,117,778,075.09
Voted Shares	3,990,832,182.61
Percent Voted	96.9%

The number of shares voted by CCRF Prime Portfolio shareholders on the CCRF Reorganization proposal is as follows:

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares	Voted
For	353,883,111.02	70.6%	97.6%
Against	0.00	0.0%	0.0%
Abstain	8,530,506.19	1.7%	2.4%
Total	362,413,617.21	72.3%	100.0%

The total shares voted by CCRF Prime Portfolio shareholders on the CCRF Reorganization proposal are as follows:

Record Total	501,470,878.81
Voted Shares	362,413,617.21
Percent Voted	72.3%

PFM Funds Semi-Annual Report / December 31, 2008  23

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD (UNAUDITED)

Each member of the Board of Trustees of PFM Funds was elected by shareholders. Under PFM Funds’ bylaws, each Trustee will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies on the Board of Trustees may be filled by the remaining Board members subject to restrictions described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers, and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Jeffrey A. Laine Trustee, Chairman of Board (1986) Birthyear: 1957 Other directorships: None
President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan Trustee (2008) Birthyear: 1949 Other directorships: Michigan Virtual University, Early Childhood Investment Corporation	State Superintendent of Education, State of Michigan, 2005 to present; Executive Director, Michigan Association of School Administrators, 2001 to 2005; (2)
Dennis W. Kerns Trustee (2008) Birthyear: 1937 Other directorships: None	Retired Director of Finance, King George County, Virginia, 2001 to 2005; Past President Virginia Government Finance Officers Association; (2)
Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent Business Services, Washtenaw Intermediate School District, 1994 to present; (2)
Robert R. Sedivy Trustee (1996) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)
Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: Molina Healthcare of Ohio, Inc.; Molina Healthcare Insurance Company	Chief Financial Officer, Molina Healthcare, Inc., 2003 to present; (2)

24  PFM Funds Semi-Annual Report / December 31, 2008

Name, Position Held with Trust, (Served Since), Birthyear Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None
President, PFM Asset Management LLC, 2001 to present; President, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; Managing Director; Managing Director, Public Financial Management, Inc.,1989 to present; (2)
Jennifer L. Scheffel, Esq. Secretary and Chief Compliance Officer (2005) Birthyear: 1972 Other directorships: None
Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President, Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None
Managing Director, PFM Asset Management LLC, 2001 to present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to present; Managing Director, Public Financial Management, Inc., 1991 to present; (2)

Daniel R. Hess Assistant Secretary and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Senior Managing Consultant, PFM Asset Management LLC, 2001 to present; (2)

ADVISORY BOARD MEMBERS

Richard A. Cordle, MGT Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)
Larry W. Davenport Advisory Board Member (1995) Birthyear: 1946 Other directorships: None	Director of Finance, Hampton Roads Transit, Virginia, 2004 to present; Director of Finance, Southeastern Public Service Authority, Virginia, 1998 to 2004; (2)
Ann Davis, MGT Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)
Richard A. Davis Advisory Board Member (2006) Birthyear: 1945 Other directorships: None	Public Finance Manager, Virginia Department of Treasury, 1997 to present; (2)
Christopher Martino Advisory Board Member (1996) Birthyear: 1956 Other directorships: None	Director of Finance, Prince William County, Virginia, February 1996 to present; Certified Public Accountant, Member of the Government Finance Officers Association. (2)

PFM Funds Semi-Annual Report / December 31, 2008  25

Each Independent Trustee receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each Committee of the Board receive an additional $1,500 retainer. The Trust does not pay retirement or pension benefits to any of its Officers or Trustees and does not pay compensation to officers affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists soley of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent auditors and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met once during the six month period ended December 31, 2008.

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (SAI) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

26  PFM Funds Semi-Annual Report / December 31, 2008

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds do not charge their shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2008. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in one of the Funds using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses  The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

PFM Funds Semi-Annual Report / December 31, 2008  27

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended December 31, 2008

				Expenses Paid
				per $1,000
Based on Actual Fund	Beginning		Ending	During
Expenses and Returns	Account Value		Account Value	Period(1)
Prime Series –
SNAP Fund Class	$1,000.00	(2)	$1,012.60	$0.55
Prime Series –
Institutional Class	$1,000.00	(3)	$1,005.80	$1.08
Prime Series –
IllinoisPrime Class	$1,000.00	(3)	$1,005.70	$1.24
Prime Series –
Cash Management Class	$1,000.00	(3)	$1,003.10	$6.26
Government Series	$1,000.00	(2)	$1,009.10	$1.52

Based on Actual Fund Expenses and a Hypothetical 5% Return
Prime Series –
SNAP Fund Class	$1,000.00	$1,024.59	$0.55
Prime Series –
Institutional Class	$1,000.00	$1,024.06	$1.09
Prime Series –
IllinoisPrime Class	$1,000.00	$1,023.90	$1.26
Prime Series –
Cash Management Class	$1,000.00	$1,018.89	$6.31
Government Series	$1,000.00	$1,023.62	$1.53

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.11%, 0.22%, 0.25% and 1.24% for the Prime Series SNAP Class, Institutional Class, IllinoisPrime Class and Cash Management Class, respectively, and 0.30% for the Government Series multiplied by the average account value over the period, multiplied by 184 days in the most recent fiscal half-year divided by 365.
(2) Value as of July 1, 2008.
(3) Value as of September 29, 2008, the date the Institutional Class, IllinoisPrime Class and Cash Management Class of Prime Series commenced operations.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees or distribution fees; however other funds to which the Funds are compared may charge such fees. If transactional-based or distribution fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

28  PFM Funds Semi-Annual Report / December 31, 2008

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101-2044 1-800-338-3383
Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Depository Banks
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Wachovia Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2008.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2008.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2008.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b)  THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1)  NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2008.

(a)(2)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3)  NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b)  THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      PFM Funds

By (Signature and Title)*               /s/ Martin P. Margolis
Martin P. Margolis, President

Date  3/6/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Martin P. Margolis
Martin P. Margolis, President                                                                                    .

Date  3/6/2009

By (Signature and Title)*                /s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer                                                                                    .

Date  3/6/2009

* Print the name and title of each signing officer under his or her signature.